Account Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2020
Account Payables and Accrued Expenses
Account Payables and Accrued Expenses

Note 15. Account Payables and Accrued Expenses

As at December 31:	2020	2019
Trade and account payables	$9,923	$9,921
Interest payables	521	486
Value-added, goods and services and other taxes (other than income taxes)	1,194	477
Compensation	289	206
Contract liabilities under contracts with customers	2,767	4,637
Lease liabilities	384	364
Provision for a financial loss	575	—
Due to an affiliate (see Note 26)	27	—
Losses on corporate guarantees (see Note 19)	—	3,070
	$15,680	$19,161

Trade payables arise from the Group’s day-to-day activities. The Group’s expenses for services and other operational expenses are included in account payables. Generally, these payables and accrual accounts do not bear interest and have a maturity of less than one year.

On June 30, 2019, the Group recorded credit losses of $3,134 as related to losses on certain corporate guarantees. The provision amount changed to $3,070 as of December 31, 2019 due to the fluctuation of exchange rates. During the year ended December 31, 2020, the provision for losses on the corporate guarantees was reversed and recognised in profit or loss.

Contract liabilities under contracts with customers

The movements of contract liabilities under contracts with customers for the years ended December 31, 2020 and  2019 were as follows:

	2020	2019
Balance, beginning of the year	$4,637	$6,446
Considerations received	2,329	4,949
Reclassification to profit or loss upon satisfaction of performance obligations	(1,715)	(6,758)
Write-off	(2,600)	—
Other adjustments	116	—
Balance, end of the year	$2,767	$4,637

The Group expects to recognize the contract liabilities as revenue upon satisfaction of performance obligations in the following years:

	2020	2019
Year 1 after the year-end (included in current liabilities)	$2,767	$4,637
	$2,767	$4,637

Lease liabilities

Future lease payments included in the measurement of the lease liabilities as at December 31, 2020 are as follows:

Years ending December 31:	Principal	Interest	Total
2021	$384	$39	$423
2022	275	24	299
2023	252	14	266
2024	264	4	268
2025	—	—	—
	$1,175	$81	$1,256

As at December 31, 2020, the principal amounts of the lease liabilities were presented in the consolidated statement of financial position as follows:

Current liabilities	$384
Non-current liabilities	791
$1,175

As at December 31, 2020, the lease liabilities, which principally comprised office premises (see Note 12), have varying terms and are subject to the customary practices in the local regions. The Group expects to pay for these future lease payments from the operations. Management does not expect material exposure arising from variable lease payments, extension options and termination options, residual value guarantees and leases not yet commenced to which the Group is committed.

The Group recognized the following associated with its lease liabilities for the year ended December 31, 2020 and 2019:

	2020	2019
Interest expense	$59	$71
Expense relating to short-term leases with payments directly charged to profit or loss	533	881
Expense relating to leases of low-value assets with payments directly charged to profit or loss	—	—
Expense relating to variable lease payments not included in the measurement of lease liabilities	—	—
Total cash outflows for leases	1,043	1,824
Gain on COVID-19-related rent concessions	(6)	—
Depreciation charge for right-of-use assets (see Note 12)	514	738
Carrying amount of right-of-use assets at the end of the reporting period (see Note 12)	1,109	1,188

Minimum lease payments recognized as expenses were $2,303 (including contingent rents of $423) and $3,120 (including contingent rents of $115) for the year ended December 31, 2018.